Financial Liabilities Designated At Fair Value Through Profit Or Loss (Tables)	12 Months Ended
Mar. 31, 2023
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Summary of financial instruments designated at fair value through profit or loss
Financial liabilities designated at fair value through profit or loss at March 31, 2023 and 2022 consisted of the following:

	At March 31,
	2023	2022

	(In millions)
Borrowings	¥113,262	¥72,470
Debt securities in issue	300,844	383,264

Total financial liabilities designated at fair value through profit or loss	¥414,106	¥455,734